Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Amounts due from/due to related parties
As of December 31, 2019 and June 30, 2020, amounts due from/due to related parties were as follows:

	As of December 31,	As of June 30,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Trip (i)	96	57	8
Du Xiaoman (ii)	737	839	119
Investee A (iii)	345	346	49
Investee C (iv)	115	179	25
Other related parties (v)	301	216	31

Total	1,594	1,637	232

Amounts due from related parties, non-current:
Du Xiaoman (ii)	3,391	3,395	481
Other related parties (v i )	173	190	26

Total	3,564	3,585	507

Amounts due to related parties, current:
Trip (v i i)	49	80	11
Du Xiaoman (v i ii)	973	964	136
Investee A (i x )	476	527	75
Investee B (x)	249	178	25
Other related parties (x i )	484	1,101	156

Total	2,231	2,850	403

Amounts due to related parties, non-current:
Du Xiaoman (x i i)	3,430	3,480	493
Investee B (x)	410	369	51
Other related parties (x i ii)	6	4	1

Total	3,846	3,853	545

(i)	The balances mainly represent amounts arising from services the Company provided to Trip.
(ii)	The balance represents long-term loans due from Du Xiaoman with interest rates ranging from 0.00% to 0.50% in 2020, and amounts arising from services the Company provided to Du Xiaoman.
(iii)
The balances mainly represent an interest-bearing loan provided to Investee A, which is an equity investee.As of June 30, 2020, the Company was in the process of acquiring the equity interest that it does not currently own for approximately US$224 million. The acquisition transaction closed on July 16, 2020 and Investee A became a subsidiary of the Company.

(iv)	The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Investee C.
(v)	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business .
(vi)	The balance consists of amount due from the Company’s investees in the ordinary course of business .
(vii)	The balances mainly represent amounts arising from services provided by Trip.
(vi i i)
The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments, and loans provided by Du Xiaoman.

( i x )	The balances mainly represent amounts arising from hardware products purchased from Investee A, and an interest-bearing loan provided by the Investee A.
(x)	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investment investe e .
(x i )
The
balances mainly represent amounts arising from services including advertising services and purchase of content assets provided by the Company’s investees and amounts payable for acquiring the equity interest of the Company’s investees
.

(x i i)	The balance represents mainly interest-free long-term loans provided by Du Xiaoman maturing at November 13, 2021 and August 24, 2023, respectively.
(xi i i)	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to investees.